Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
THE ORIENTAL BANK CODA PROFIT SHARING PLAN
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
EIN #: 66-0259436
PN #: 002

	(b)	(c)			(d)	(e)
(a)	Identity of issue, borrower, lessor, or similar party	Description of Investment, including maturity date, rate of interest, collateral, par, or maturity value			Cost	Current value
		Cash
*	Mid Atlantic	Cash and Bank Deposit Sweep Program			**	$40,144

		Money Market Fund:
*	Oriental Bank	DGI US Government Money Market Fund	2,577,661	units	**	2,577,661

		OFG Bancorp:
*	OFG Bancorp	Common Stock	260,734	shares	**	10,684,861

*	Mid Atlantic	Mutual Funds:
		American Funds New World Fund Class R-6	818	units	**	76,183
		Calvert Balanced Fund Class R6	1,642	units	**	79,510
*	Oriental Bank	DGI Balanced Fund	567	units	**	7,294
		DFA Global Allocation 25/75 Portfolio Institutional	8,383	units	**	117,943
		Fidelity 500 Index	15,986	units	**	3,800,305
		Fidelity Advisor Stock Selector Sm Cp Z	108,391	units	**	4,605,549
		Fidelity Multi-Asset Index	178,182	units	**	11,882,952
		Franklin Small-Mid Cap Growth Fund Class R6	98,053	units	**	4,568,311
		Impax International Sustainable Economy Fund Institutional Class	16,916	units	**	206,546
		Janus Henderson Balanced Fund Class N	1,699,891	units	**	82,019,727
		JP Morgan Investor Growth Fund	7,813	units	**	230,168
		Loomis Sayles Investment Grade Bond Fund Class Y	576,509	units	**	5,707,435
		Nuveen Core Impact Bond Fund R6 Class	7,280	units	**	66,317
		PIMCO Income Fund Institutional Class	106,445	units	**	1,169,830
		PIMCO StocksPlus International Fund	504,893	units	**	4,735,893
		T. Rowe Price US Equity Research Fund	180,681	units	**	12,149,017
		Vanguard FTSE Social Index Fund Admiral	2,555	units	**	167,350
		Vanguard Mid-Cap Index Fund Admiral Shares	841	units	**	302,330
		Vanguard U.S. Growth Fund Admiral Shares	85,308	units	**	16,640,207
		Vanguard Value Index Fund Admiral Shares	44,936	units	**	3,348,203
		Vanguard Wellesley Income Inv	159,775	units	**	4,066,277
						155,947,347

		Collective investment trust:
*	Mid Atlantic	MetLife Unified Trust Stable Value Fund	464,733	units	**	10,102,366

*	Participant Loans	Notes, with interest rate from 4.25% to 6.25%; maturities range through 2048			**	64,445
						$179,416,824
*	Party-in-interest as defined by ERISA
**	Not applicable as these are participant directed.

See the accompanying report of independent registered public accounting firm.